Share-Based Compensation - Summary of Shares Movement (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares $ / shares
Disclosure Of Movement Of Shares [Line Items]
Compensation expense	$ 1,200	$ 200
Bluma replacement shares
Disclosure Of Movement Of Shares [Line Items]
Shares issued (in shares) | shares		814
Fair value (per share) (in dollars per share) | $ / shares		$ 12.17
Compensation expense		$ 239
Subscription award
Disclosure Of Movement Of Shares [Line Items]
Shares issued (in shares) | shares		62
Fair value (per share) (in dollars per share) | $ / shares		$ 11.25
Compensation expense		$ 694